DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

23.  DISCONTINUED OPERATIONS

The results of GFL Environmental Services are presented as a single amount on the statement of operations and comprehensive income (loss). The post-tax results of the discontinued operations for the periods indicated are as follows:

	Year ended December 31,
	2025	2024
Revenue	$237.0	$1,723.2
Expenses	202.0	1,544.1
Income before income taxes	35.0	179.1
Income tax expense	3.0	19.3
Net income	32.0	159.8
Gain on disposal	4,358.7	—
Income tax on gain on disposal	818.4	—
Net income from discontinued operations	3,572.3	159.8
Reclassification to net income of foreign currency translation adjustment on divestiture	(176.5)	—
Total comprehensive income from discontinued operations	$3,395.8	$159.8

Cash flow information for GFL Environmental Services is as follows:

	Year ended December 31,
	2025	2024
Operating cash flows from discontinued operations	$39.7	$471.1
Investing cash flows used in discontinued operations	(18.0)	(143.3)
Financing cash flows used in discontinued operations	(10.3)	(343.1)
Changes due to foreign exchange revaluation of cash	0.2	(0.6)
Increase (decrease) in cash from discontinued operations	$11.6	$(15.9)

GFL received proceeds of $5,929.6 million, net of transaction costs, upon the completion of the divestiture of GFL Environmental Services. GFL subsequently paid $165.5 million in transaction costs during the year ended December 31, 2025.